HARRIS INSIGHT FUNDS TRUST
3200 Horizon Drive
King of Prussia, PA 19406


October 18, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

      Harris Insight Funds Trust
      1933 Act Registration No. 33-64915
      1940 Act Registration No. 811-7447

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the
"Trust") certifies that:

   a. the form of prospectus and statement of additional information that would have been filed under paragraph
   (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

   b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on September 5, 2000.

Very truly yours,

Harris Insight Funds Trust

/s/David C. Lebisky
By:  David C. Lebisky
Its: Assistant Secretary